Associated companies (Tables)	6 Months Ended
Jun. 30, 2025
Equity Method Investments and Joint Ventures [Abstract]
Schedule of associates
As of June 30, 2025 and December 31, 2024, associated companies accounted for under the equity method of accounting consisted of the following:

	% Ownership as of June 30, 2025	June 30, 2025	December 31, 2024
Shannon Engine Support	50.0	$1,041,868	$958,707
AerDragon Aviation Partners Limited and its Subsidiaries (“AerDragon”)	16.7	87,945	86,669
Other	9.5-39.3	76,140	83,518
		$1,205,953	$1,128,894